Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 30, 2009
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Cash, FDIC Insured Amount	$ 250,000
Cash Reserve Deposit Required and Made	$ 7,319,000	$ 6,645,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	154,000	201,500	351,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		459,459		459,459
Building and Building Improvements [Member] | Minimum [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	35 years
Building and Building Improvements [Member] | Maximum [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Furniture, Fixtures, and Vehicles [Member] | Minimum [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture, Fixtures, and Vehicles [Member] | Maximum [Member]
Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years